Securities Continuous Unrealized Loss Position (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	$ 9,473.9	$ 2,394.5
Less than 12 Months Unrealized Losses	145.8	6.2
12 Months or Longer Fair Value	776.1	1,431.3
12 Months or Longer Unrealized Losses	34.6	24.0
Total Fair Value	10,250.0	3,825.8
Total Unrealized Losses	180.4	30.2
U.S. Government
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	896.4
Less than 12 Months Unrealized Losses	1.4
Total Fair Value	896.4
Total Unrealized Losses	1.4
U.S. Government Sponsored Agency
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	4,340.8	482.2
Less than 12 Months Unrealized Losses	42.6	1.0
12 Months or Longer Fair Value	413.7	1,171.8
12 Months or Longer Unrealized Losses	5.3	3.0
Total Fair Value	4,754.5	1,654.0
Total Unrealized Losses	47.9	4.0
Corporate Debt
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	1,759.5	441.5
Less than 12 Months Unrealized Losses	85.4	2.0
12 Months or Longer Fair Value	267.0	50.0
12 Months or Longer Unrealized Losses	15.8	0.1
Total Fair Value	2,026.5	491.5
Total Unrealized Losses	101.2	2.1
Covered Bonds
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	278.8	20.1
Less than 12 Months Unrealized Losses	5.7	0.1
12 Months or Longer Fair Value	9.9
12 Months or Longer Unrealized Losses	0.2
Total Fair Value	288.7	20.1
Total Unrealized Losses	5.9	0.1
Supranational Bonds
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value		113.8
Less than 12 Months Unrealized Losses		0.2
Total Fair Value		113.8
Total Unrealized Losses		0.2
Supranational, Sovereign and Non-U.S. Agency Bonds
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	789.4
Less than 12 Months Unrealized Losses	6.0
Total Fair Value	789.4
Total Unrealized Losses	6.0
Residential Mortgage-Backed
Investments, Unrealized Loss Position [Line Items]
12 Months or Longer Fair Value	42.0	84.7
12 Months or Longer Unrealized Losses	4.4	10.8
Total Fair Value	42.0	84.7
Total Unrealized Losses	4.4	10.8
Other Asset-Backed
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	677.0	146.1
Less than 12 Months Unrealized Losses	0.4	0.1
12 Months or Longer Fair Value		40.0
12 Months or Longer Unrealized Losses		0.3
Total Fair Value	677.0	186.1
Total Unrealized Losses	0.4	0.4
Certificates of Deposit
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	684.2	1,178.8
Less than 12 Months Unrealized Losses	0.2	0.6
Total Fair Value	684.2	1,178.8
Total Unrealized Losses	0.2	0.6
Auction Rate Securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	22.1	2.7
Less than 12 Months Unrealized Losses	0.1	0.3
12 Months or Longer Fair Value	14.0	41.0
12 Months or Longer Unrealized Losses	0.7	3.6
Total Fair Value	36.1	43.7
Total Unrealized Losses	0.8	3.9
Others
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	25.7	9.3
Less than 12 Months Unrealized Losses	4.0	1.9
12 Months or Longer Fair Value	29.5	43.8
12 Months or Longer Unrealized Losses	8.2	6.2
Total Fair Value	55.2	53.1
Total Unrealized Losses	$ 12.2	$ 8.1